Acquisitions and Other - Dialogue Health Technologies Acquisition (Details) - Dialogue Health Technologies - CAD ($) $ in Millions	Oct. 03, 2023	Oct. 02, 2023
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired	72.00%
Identifiable assets acquired (liabilities assumed)	$ 272
Existing ownership		23.00%
Ownership percentage after acquisition	95.00%